Common Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Change in the Components of Accumulated Other Comprehensive Income (Loss)

The following table displays the change in the components of accumulated other comprehensive income (loss) (in millions):

	Derivatives	Pensions	Foreign Currency Translation	Accumulated Other Comprehensive Income (Loss)
Balances at December 31, 2011	$(19.6)	$(0.9)	$(92.8)	$(113.3)
Foreign currency translation adjustment	—	—	15.5	15.5
Net change in fair value of derivatives, net of tax	(16.6)	—	—	(16.6)
Amounts reclassified to earnings of cash flow hedges, net of tax	7.0	—	—	7.0
Pension and post-retirement benefit plans, net of tax	—	(1.3)	—	(1.3)
Amortization of prior service (credits) costs, net of tax	—	(1.6)	—	(1.6)

Balances at December 31, 2012	$(29.2)	$(3.8)	$(77.3)	$(110.3)

Foreign currency translation adjustment	—	—	50.1	50.1
Reclassification of foreign currency translation adjustment into net income	—	—	(3.0)	(3.0)
Net change in fair value of derivatives, net of tax	94.2	—	—	94.2
Amounts reclassified to earnings of cash flow hedges, net of tax	3.8	—	—	3.8
Pension and post-retirement benefit plans, net of tax	—	20.8	—	20.8
Amortization of prior service (credits) costs, net of tax	—	(1.8)	—	(1.8)
Amortization of actuarial (gains) losses, net of tax	—	0.8	—	0.8

Balances at December 31, 2013	$68.8	$16.0	$(30.2)	$54.6

Foreign currency translation adjustment	—	—	(224.1)	(224.1)
Net change in fair value of derivatives, net of tax	(53.3)	—	—	(53.3)
Amounts reclassified to earnings of cash flow hedges, net of tax	(4.1)	—	—	(4.1)
Pension and post-retirement benefit plans, net of tax	—	(23.8)	—	(23.8)
Amortization of prior service (credits) costs, net of tax	—	(1.8)	—	(1.8)
Amortization of actuarial (gains) losses, net of tax	—	(1.0)	—	(1.0)
Transfer to noncontrolling interests	3.6	6.1	103.8	113.5
OCI attributable to noncontrolling interests	(10.3)	—	41.7	31.4

Balances at December 31, 2014	$4.7	$(4.5)	$(108.8)	$(108.6)

Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

The following table displays the reclassifications out of accumulated other comprehensive income (loss):

	Affected Line Item in the	Amounts Reclassified from AOCI
Details about AOCI Components	Statements of Operations	2014	2013	2012

Gains (losses) on cash flow hedges:
Interest rate derivative contracts	Interest expense, net	$(6.6)	$(6.1)	$(3.2)
Interest rate derivative contracts	Other operating expenses (income), net	13.4	—	(8.4)

	Total before tax	6.8	(6.1)	(11.6)
	Income tax (expense) benefit	(2.7)	2.3	4.6

	Net of tax	$4.1	$(3.8)	$(7.0)

Defined benefit pension:
Amortization of prior service credits (costs)	SG&A (1)	$2.9	$3.0	$2.6
Amortization of actuarial gains (losses)	SG&A (1)	1.0	(1.2)	—

	Total before tax	3.9	1.8	2.6
	Income tax (expense) benefit	(1.1)	(0.8)	(1.0)

	Net of tax	$2.8	$1.0	$1.6

Foreign currency translation adjustment into net income:
Sale of foreign entity	Other operating expenses (income), net	—	(3.0)	—

Total reclassifications	Net of tax	$6.9	$(5.8)	$(5.4)

(1)	Refers to selling, general and administrative expenses in the audited condensed consolidated statements of operations.